Note 5-Convertible Note and Derivative Liabilities: Schedule of Derivative Liabilities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

Balance as of December 31, 2012	$-

Additions to derivative liability related to warrants	93,662
Discount	50,000
Initial loss on convertible note	28,387

Ending balance as of December 31, 2013	$172,049